Offerings	May 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810
Offering Note

(1)
This registration statement covers such indeterminate number of shares of securities of each identified class, as may be registered from time to time, having an aggregate initial offering price not to exceed $100,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional securities of the registrant that become issuable by reason of any splits, dividends or similar transactions or anti-dilution adjustments.

(2)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. With respect to the primary offering, the amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933.

(3)
Pursuant to Rule 457(p) of the Securities Act, the registrant hereby offsets the registration fee required in connection with this registration statement by $1,708.10, which represents the registration fee previously paid by the registrant with respect to an aggregate $15,500,000 of unsold securities (the “Unsold Securities”) previously registered on Registration Statement on Form S-3 (File No. 333-272337) (the “Prior Registration Statement”), initially filed with the Securities and Exchange Commission on June 1, 2023, which is now terminated. Pursuant to Rule 457(p), the $13,810 filing fee currently due in connection with this Registration Statement is offset in part by the $1,708.10 balance for the Unsold Securities under the Prior Registration Statement, resulting in a net fee due of $12,101.90 and remitted in connection with this registration statement.